Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 – COMMITMENTS AND CONTINGENCIES

On February 18, 2022, the Company signed an outsourced manufacturing agreement with Bioana, S.A.P.I. DE C.V. The agreement is for three years, ending December 31, 2024 for a minimum order quantity of 10,000 NeuroCaps per annum. Unit cost for the NeuroCap is fixed for the first year ending December 31, 2022. The manufacturing agreement will renew annually unless terminated in writing by one of the parties.

NOTE 18 – COMMITMENTS AND CONTINGENCIES

On February 18, 2022, the Company signed an outsourced manufacturing agreement with Bioana, S.A.P.I. DE C.V. The agreement is for three years, ending December 31, 2024 for a minimum order quantity of 10,000 NeuroCaps per annum. Unit cost for the NeuroCap is fixed for the first year ending December 31, 2022. The manufacturing agreement will renew annually unless terminated in writing by one of the parties.